INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
SCHEDULE OF EARNINGS (LOSSES) BEFORE INCOME TAXES BY JURISDICTIONS
The components of earnings (losses) before income tax expense by jurisdictions are as follows:

	For the Years Ended
	December 31,	December 31,	December 31,
	2017	2016	2015
	USD	USD	USD
PRC, excluding Hong Kong	171,787,763	170,830,607	147,580,488
U.S.	(28,866,395)	(19,408,283)	(11,711,102)
BVI	3,488,680	2,498,629	(1,336,183)
Hong Kong	(2,280)	(1,712)	565,228
Total	146,407,768	153,919,241	135,098,431

SCHEDULE OF INCOME TAX EXPENSE
Income tax expense for the years ended December 31, 2017, 2016 and 2015 represents current income tax expense and deferred income tax benefit:

	For the Years Ended
	December 31,	December 31,	December 31,
	2017	2016	2015
	USD	USD	USD
Current income tax expense	67,424,325	28,132,361	21,163,258
Deferred income tax benefit	(3,252,516)	(3,006,541)	(170,345)
Total income tax expense	64,171,809	25,125,820	20,992,913

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE
The effective income tax rate based on income tax expense and earnings before income taxes reported in the consolidated statements of comprehensive income differs from the PRC statutory income tax rate of 25% due to the following:

	For the Years Ended
	December 31,	December 31,	December 31,
	2017	2016	2015

	(in percentage to earnings before income tax expense)
PRC statutory income tax rate	25.0%	25.0%	25.0%
Non-deductible expenses:
Share-based compensation	3.7%	-	1.3%
Others	1.1%	1.6%	0.1%
Tax rate differential	(0.9)%	(3.6)%	-
Effect of PRC preferential tax rate	(11.1)%	(10.9)%	(10.5)%
Bonus deduction on research and development expenses	(1.5)%	(1.5)%	(1.5)%
Change in valuation allowance	(0.6)%	5.3%	1.3%
Repatriation tax	29.4%	-	-
Tax effect of equity method investment	(0.6)%	0.4%	(0.2)%
Excess tax benefits from stock option exercises	(0.7)%	-	-
Effective income tax rate	43.8%	16.3%	15.5%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
As of December 31, 2017 and 2016, significant temporary differences between the tax basis and financial statement basis of assets and liabilities that gave rise to deferred taxes were principally related to the following:

	December 31, 2017	December 31, 2016
	USD	USD
Deferred income tax assets arising from:
-Accrued expenses	6,558,359	3,954,375
-Deferred income	258,255	275,687
-Property, Plant and Equipment	1,210,006	257,550
-Other non-current assets	146,918	138,384
-Tax loss carryforwards	5,031,657	27,783,051
Gross deferred income tax assets	13,205,195	32,409,047

Less: valuation allowance	(5,031,657)	(26,629,179)
Net deferred income tax assets	8,173,538	5,779,868

Deferred income tax liabilities arising from:
- Intangible assets	(148,467)	(235,217)
- Equity method investment	-	(1,153,872)
- Dividend withholding tax	(6,085,290)	(6,085,290)
Deferred income tax liabilities	(6,233,757)	(7,474,379)

Classification on consolidated balance sheets:

Deferred income tax assets, included in other non-current assets	8,173,538	4,625,996

Deferred income tax liabilities, included in other liabilities	(6,233,757)	(6,320,507)

SUMMARY OF VALUATION ALLOWANCE FOR DEFERRED TAX ASSETS
The following table presents the movement of the valuation allowance for deferred tax assets for the years ended December 31, 2017, 2016 and 2015:

	For the Years Ended
	December 31, 2017	December 31, 2016	December 31, 2015
	USD	USD	USD
Beginning balance	26,629,179	8,160,611	6,661,139
Addition (deduction) during the year	(21,927,117)	18,676,456	1,703,771
Foreign currency translation adjustment	329,595	(207,888)	(204,299)
Ending balance	5,031,657	26,629,179	8,160,611